Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2018 USD ($) shares $ / shares	Dec. 31, 2017 shares $ / shares
2009 SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised	804,786,508
Weighted average share price at the date of exercise for share options exercised during period | $ / shares	$ 4.41	$ 5.26	$ 5.72
2009 SCL Equity Plan [Member] | Cash-settled restricted stock units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities from share-based payment transactions | $	$ 7.0	$ 1.0
Number of other equity instruments modified to cash-settled from equity-settled				852,000
Share-based liabilities paid in share-based payment arrangement | $			$ 5.0
2009 SCL Equity Plan [Member] | Share options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	0	19,410,000	18,873,000
Granted, weighted average exercise price (in usd per share) | $ / shares	$ 0	$ 5.08	$ 5.62
Number of share options exercised in share-based payment arrangement	1,766,000	7,749,000	6,186,000
Exercised, weighted average exercise price (in usd per share) | $ / shares	$ 3.41	$ 3.65	$ 3.74
Number of options outstanding	54,418,000	64,874,000	57,382,000	48,252,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.96	$ 4.99	$ 4.81	$ 4.39
Exercisable at the end of the period (in shares)	32,903,000	22,214,000	18,152,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.85	$ 5.10	$ 5.00
2019 SCL Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares available for grant	808,619,139
Granted (in shares)	0
LVSC 2004 Equity Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised		26,344,000
Number of shares available for grant	8,998,486
Number of additional shares authorized	10,000,000
Share-based expense allocated | $	$ 0.3	$ 0.3	$ 0.3
LVSC 2004 Equity Plan [Member] | Share options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	33,768	41,546	23,481
Granted, weighted average exercise price (in usd per share) | $ / shares	$ 70.06	$ 57.05	$ 77.44
Number of share options exercised in share-based payment arrangement			61,875
Exercised, weighted average exercise price (in usd per share) | $ / shares			$ 66.18
Number of share options expired in share-based payment arrangement			102,000
Expired, weighted average exercise price (in usd per share) | $ / shares			$ 80.08
Number of options outstanding	132,525	98,757
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 65.53	$ 63.97
Exercisable at the end of the period (in shares)	63,233	30,314
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 65.34	$ 66.82
SCL Equity Plan [Member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Gain/(loss) on remeasurement of cash settled restricted share units | $	$ 1.0	$ 1.0